Share-Based Compensation - RSUs fair value (Details) - RSUs - USD ($)	Apr. 02, 2018	Apr. 03, 2017	Apr. 01, 2016	Apr. 01, 2015	Apr. 01, 2014	May 17, 2013
Share-Based Compensation
Grant date share closing price	$ 16.30	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26
Risk-free interest rate for the period similar to the expected term					0.91%	0.40%
Term until expiry	3 years	3 years	3 years	3 years	3 years	3 years
Fair value at grant date	$ 16.30	$ 15.55	$ 9.28	$ 19.48	$ 22.58	$ 11.95